Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum lease commitments
2013	$ 11
2014	7
2015	6
2016	4
2017	3
Thereafter	3
Total	34
Total rental expenses on operating leases	$ 17	$ 19	$ 15